Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets
Schedule of other assets

	2019	2018
	£m	£m
Property, plant and equipment	4,928	4,351
Deferred tax (Note 7)	1,011	1,412
Assets of disposal groups (1)	66	1,404
Prepayments	380	435
Accrued income	275	317
Interests in associates (2)	436	404
Pension schemes in net surplus (Note 5)	614	520
Tax recoverable	46	37
Other assets	554	925
Other assets	8,310	9,805

Notes:

(1)	Includes interest in Alawwal bank of nil (2018 - £1,179 million).
(2)	Includes interest in Business Growth Fund £424 million (2018 - £387 million).